FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Total
Financial assets:
Cash equivalents and short-term investments	$ 11,473
Available-for-sale securities	92,150
Trade receivables	77,044
Fair value of derivative financial instruments	3,613
Total financial assets	184,280
Maximum term of maturity from the date of purchase to classify marketable securities as cash equivalents	3 months
Minimum term of maturity from the date of purchase to classify marketable securities as short-term investments	3 months
Level 1
Financial assets:
Available-for-sale securities	92,150
Total financial assets	92,150
Level 2
Financial assets:
Cash equivalents and short-term investments	11,473
Trade receivables	77,044
Fair value of derivative financial instruments	3,613
Total financial assets	$ 92,130